Convertible Debentures - Summary of Detailed Information about Convertible Debentures Fair Value and Interest Components (Detail)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Jul. 21, 2017 CAD ($)	Jul. 21, 2017 USD ($)	Jun. 10, 2016 CAD ($)	Jun. 10, 2016 USD ($)
Convertible debentures [line items]
Convertible debentures at fair value	$ 20,261,470		$ 14,550,000
Convertible debentures	226,853,084	$ 119,581,192
2016 Debentures [member]
Convertible debentures [line items]
Fair value change during the year	33,618,798	(11,331,743)
Interest expense	6,112,513	5,911,455
Interest paid	(5,762,383)	(5,566,552)
Convertible debentures and interest payable	95,118,560	61,494,535
Less: interest payable included in accounts payable & accrued liabilities	(350,130)	(344,903)
Convertible debentures at fair value	94,768,430	61,149,632	74,433,263	$ 47,081,639	$ 72,481,375			$ 74,123,520	$ 58,200,000
Convertible debentures	94,768,430	61,149,632
2017 Debentures [member]
Convertible debentures [line items]
Fair value change during the year	28,136,285	(7,277,949)
Interest expense	6,112,513	5,911,455
Interest paid	(5,762,383)	(5,566,552)
Convertible debentures and interest payable	86,917,975	58,776,463
Less: interest payable included in accounts payable & accrued liabilities	(350,130)	(344,903)
Convertible debentures at fair value	86,567,845	58,431,560	67,992,339	$ 44,988,882	$ 65,709,509	$ 73,035,180	$ 58,200,000
Convertible debentures	86,567,845	$ 58,431,560
2020 Debentures [member]
Convertible debentures [line items]
Fair Value Of Convertible Debentures On Issuance	20,261,470
Fair value change during the year	11,221,347
Interest expense	897,129
Interest paid	(809,595)
Convertible debentures and interest payable	31,570,351
Less: interest payable included in accounts payable & accrued liabilities	(87,534)
Convertible debentures at fair value	31,482,817		24,727,314
Convertible debentures	31,482,817
ISO Energy Debentures [member]
Convertible debentures [line items]
Fair Value Of Convertible Debentures On Issuance	7,629,586
Fair value change during the year	6,404,406
Interest expense	248,962
Interest paid	(248,962)
Convertible debentures at fair value	7,629,586		$ 5,820,000
Convertible debentures	$ 14,033,992